UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended    September 30, 2012
                                                --------------------

Check here if Amendment [  ]; Amendment Number:
                                               -------

  This Amendment (Check only one.):      [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            GENERAL ATLANTIC LLC
                 ------------------------------
Address:         3 Pickwick Plaza
                 ------------------------------
                 Greenwich, CT  06830
                 ------------------------------


Form 13F File Number:    028-03473
                         -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Thomas J. Murphy
                 ------------------------------
Title:           Chief Financial Officer
                 ------------------------------
Phone:           (203) 629-8600
                 ------------------------------

Signature, Place, and Date of Signing:

   /s/ Thomas J. Murphy            Greenwich, CT          November 9, 2012
----------------------------   ---------------------   ----------------------
       [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:               0
                                            ------------

Form 13F Information Table Entry Total:          12
                                            ------------

Form 13F Information Table Value Total:      $2,019,250
                                            ------------
                                             (thousands)



List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE


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

                                                     Form 13F Information Table

          Column 1           Column 2   Column 3   Column 4         Column 5       Column 6     Column 7         Column 8
----------------------------------------------------------------------------------------------------------------------------------
                            Title of               Value     Shares or  Sh/  Put/  Investment   Other         Voting Authority
        Name of Issuer        Class     CUSIP     (x$1000)    Prn Amt   Prn  Call  Discretion  Managers   Sole    Shared    None
----------------------------------------------------------------------------------------------------------------------------------

BAZAARVOICE                    COM    073271108     42,867   2,829,522  SH          SOLE                2,829,522

C&J ENERGY SVCS INC            COM    12467B304    104,445   5,248,508  SH          SOLE                5,248,508

DICE HOLDINGS                  COM    253017107     72,023   8,553,825  SH          SOLE                8,553,825

FACEBOOK INC                   COM    30303M102    129,688   5,987,456  SH          SOLE                5,987,456

FIRST REP BK SAN FRANCISCO C   COM    33616C100    354,349  10,282,908  SH          SOLE               10,282,908

GENPACT                        SHS    G3922B107    747,036  44,786,349  SH          SOLE               44,786,349

NET 1 UEPS TECHNOLOGIES INC    COM    64107N206     58,002   6,409,091  SH          SOLE                6,409,091

RENREN INC                   SPONSOR  759892102     24,011   5,958,174  SH          SOLE                5,958,174
                             ED ADR

SERVICESOURCE INTL INC         COM    81763U100     95,992   9,337,740  SH          SOLE                9,337,740

SOUFUN HOLDINGS                ADR    836034108    243,512  15,382,931  SH          SOLE               15,382,931

VIMICRO INTL CORP              ADR    92718N109      1,471   1,500,934  SH          SOLE                1,500,934

WEB COM GROUP INC              COM    94733A104    145,854   8,125,565  SH          SOLE                8,125,565




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